REAL ESTATE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Real Estate Assets
REAL ESTATE ASSETS

4. REAL ESTATE ASSETS

The Company owns a diverse portfolio of real estate assets. The primary types of properties the Company invests in are office, industrial, retail, and triple-net leased model home properties. We have five commercial properties located in Colorado, four in North Dakota, two in Southern California and one in Texas. Our model home properties are located in four states. As of September 30, 2021, the Company owned or had an equity interest in:

●	Seven office buildings and one industrial property (“Office/Industrial Properties”) which total approximately 724,000 rentable square feet;

●	Four retail shopping centers (“Retail Properties”) which total approximately 121,000 rentable square feet; and

●	85 model home residential properties (“Model Homes” or “Model Home Properties”), totaling approximately 276,000 square feet, leased back on a triple-net basis to homebuilders that are owned by six affiliated limited partnerships and one wholly-owned corporation, all of which we control.

A summary of the properties owned by the Company as of September 30, 2021 and December 31, 2020 is as follows:

	Date		Real estate assets, net (in thousands)
Property Name	Acquired	Location	2021	2020
Garden Gateway Plaza (1)	March 2007	Colorado Springs, Colorado	—	$11,465
World Plaza (2)	September 2007	San Bernardino, California	9,272	9,272
Executive Office Park (1)	July 2008	Colorado Springs, Colorado	—	5,106
Waterman Plaza (1)	August 2008	San Bernardino, California	—	3,500
Genesis Plaza (3)	August 2010	San Diego, California	8,412	8,651
Dakota Center	May 2011	Fargo, North Dakota	8,694	8,597
Grand Pacific Center	March 2014	Bismarck, North Dakota	5,525	5,684
Arapahoe Center	December 2014	Centennial, Colorado	8,901	9,233
Union Town Center	December 2014	Colorado Springs, Colorado	9,212	9,345
West Fargo Industrial	August 2015	Fargo, North Dakota	6,996	7,061
300 N.P.	August 2015	Fargo, North Dakota	3,218	3,280
Research Parkway	August 2015	Colorado Springs, Colorado	2,392	2,438
One Park Center	August 2015	Westminster, Colorado	8,072	8,586
Highland Court (1) (4)	August 2015	Centennial, Colorado	—	10,500
Shea Center II	December 2015	Highlands Ranch, Colorado	20,340	21,026
Mandolin (4)	August 2021	Houston, Texas	4,899	—
Presidio Property Trust, Inc. properties			95,933	123,744
Model Home properties (5)	2014 - 2020	TX, FL, IL, WI	29,955	42,510
Total real estate assets and lease intangibles, net			$125,888	$166,254

(1)	This property was sold during the nine months ended September 30, 2021.

(2)	This property is held for sale as of September 30, 2021.

(3)	Genesis Plaza is owned by two tenants-in-common, each of which owns 57% and 43%, respectively, and we beneficially own an aggregate of 76.4%.

(4)	A portion of the proceeds from the sale of Highland Court were used in like-kind exchange transactions pursued under Section 1031 of the Internal Revenue for the acquisition of our Mandolin property. Mandolin is owned by NetREIT Palm Self-Storage LP, through its wholly owned subsidiary NetREIT Highland LLC, and the Company is the sole general partner and owns 61.3% of NetREIT Palm Self-Storage LP.

(5)	Includes three Model Homes listed as held for sale as of September 30, 2021.

4. REAL ESTATE ASSETS

The Company owns a diverse portfolio of real estate assets. The primary types of properties the Company invests in are office, industrial, retail, and NNN leased model home properties located primarily in Southern California and Colorado, with four properties located in North Dakota. Our model home properties are located in six states. As of December 31, 2020, the Company owned or had an equity interest in:

●	Ten office buildings and one industrial buildings (“Office/Industrial Properties”) which total approximately 982,796 rentable square feet;

●	Four retail shopping centers (“Retail Properties”) which total approximately 131,722 rentable square feet;

●	118 homes owned by our affiliated limited partnerships and one corporation (“Model Homes” or “Model Home Properties”) leased back on a triple-net basis to homebuilders that are owned by six affiliated limited partnerships and one wholly-owned corporation.

The Company’s real estate assets consisted of the following as of December 31, 2020 and 2019:

	Date		Real estate assets, net (in thousands)
Property Name	Acquired	Location	2020	2019
Garden Gateway Plaza (1)	March 2007	Colorado Springs, Colorado	$11,465	$11,428
World Plaza (1)	September 2007	San Bernardino, California	9,272	8,305
Executive Office Park (3)	July 2008	Colorado Springs, Colorado	5,106	7,723
Waterman Plaza (1)	August 2008	San Bernardino, California	3,500	4,889
Genesis Plaza	August 2010	San Diego, California	8,651	8,789
Dakota Center	May 2011	Fargo, North Dakota	8,597	8,855
Grand Pacific Center	March 2014	Bismarck, North Dakota	5,684	5,914
Union Terrace (4)	August 2014	Lakewood, CO	—	8,425
Centennial Tech Center (4)	December 2014	Colorado Springs, Colorado	—	13,132
Arapahoe Center	December 2014	Centennial, Colorado	9,233	9,748
Union Town Center	December 2014	Colorado Springs, Colorado	9,345	9,612
West Fargo Industrial	August 2015	Fargo, North Dakota	7,061	7,212
300 N.P.	August 2015	Fargo, North Dakota	3,280	3,405
Research Parkway	August 2015	Colorado Springs, Colorado	2,438	2,512
One Park Center	August 2015	Westminster, Colorado	8,586	8,518
Highland Court (1)	August 2015	Centennial, Colorado	10,500	11,421
Shea Center II	December 2015	Highlands Ranch, Colorado	21,026	21,853
Presidio Property Trust, Inc. properties			123,744	151,741
Model Home properties (2)	2014 - 2020	AZ, FL, IL, PA, TX, WI	42,510	48,466
Total real estate assets and lease intangibles, net			$166,254	$200,207

(1)	Property held for sale as of December 31, 2020.

(2)	Includes seven Model Homes that are listed as held for sale as of December 31, 2020.

(3)	One of four buildings within this property was sold as of December 31, 2020.

(4)	This property was sold during the year ended December 31, 2020.

The Company’s commercial properties are leased to tenants under non-cancelable operating leases for which terms and expirations vary. Future minimum rental revenues under existing leases on Office/Industrial and Retail Properties as of December 31, 2020 are expected to be as follows:

2021	$3,259,261
2022	3,406,500
2023	2,564,601
2024	1,211,331
2025	1,526,142
Thereafter	2,477,552
Totals	$14,445,387

The Company generally rents Model Home Properties to homebuilders under non-cancelable lease agreements with a term of 18 months with an option to extend in six months increments. Future minimum rental revenues under existing leases on Model Home Properties as of December 31, 2020 are expected to be as follows:

2021	$2,784,108
2022	696,768
$3,480,876